Long-term debt - Term Loan Information (Details) $ in Millions, $ in Millions	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loan	$ 145.2		$ 137.1
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	152.4	$ 113.8	146.6	$ 113.8
Original issue discount	(2.4)		(3.1)
Deferred financing fees	(0.9)		(1.2)
Embedded derivative	(0.5)		(0.7)
Revaluation for interest rate modification	(3.4)		(4.5)
Term loan	$ 145.2		$ 137.1